Other current financial liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Warrant liability	€ 19,227	€ 22,589
Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)	30,735,950	30,735,950	30,735,950
Warrant liability	€ 11,449	€ 12,051	€ 30,979
Exercises of warrants (in shares)	0	0
Put options
Disclosure of financial liabilities [line items]
Warrant liability	€ 794	€ 0